Financial Instruments (Tables)	9 Months Ended
Sep. 30, 2023
Financial Instruments [Abstract]
Schedule of Financial Assets (Liabilities) Measured at Fair Value	Financial assets (liabilities) measured at fair value
	Level 1	Level 2		Level 3
	U.S Dollars in thousands
September 30, 2023
Derivatives instruments	$-		$(98)	$-
Contingent consideration	-		-	(22,326)

September 30, 2022
Derivatives instruments			(180)
Contingent consideration	$-	$		$(23,705)

December 31, 2022
Derivatives instruments	$-		$(92)	$-
Contingent consideration	$-		$-	$(23,534)